OPERATING EXPENSES	12 Months Ended
Dec. 31, 2024
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 24 – OPERATING EXPENSES

Operating expenses disclosed by nature of expense amounted to $5,225,100 million, $5,801,092 million and $8,470,429 million for the years ended December 31, 2024, 2023 and 2022, respectively. The main components of the operating expenses are the following:

	Years ended December 31,
	2024	2023	2022

Employee benefit expenses and severance payments	Profit (loss)
Salaries, social security expenses and benefits	(1,060,790)	(1,264,274)	(1,300,709)
Severance indemnities	(158,998)	(74,605)	(180,075)
Other employee expenses	(28,845)	(27,520)	(30,015)
	(1,248,633)	(1,366,399)	(1,510,799)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(375,233)	(356,368)	(382,091)
Fees for services	(290,719)	(326,324)	(344,028)
Directors and Supervisory Committee’s fees	(5,418)	(4,453)	(5,493)
	(671,370)	(687,145)	(731,612)
Taxes and fees with the Regulatory Authority
Turnover tax	(205,966)	(207,631)	(223,001)
Regulatory Entity Fees	(103,166)	(103,692)	(115,643)
Municipal taxes	(50,251)	(55,576)	(63,387)
Other taxes and fees	(37,765)	(53,247)	(61,064)
	(397,148)	(420,146)	(463,095)
Cost of equipment
Inventory balance at the beginning of the year	(87,371)	(57,383)	(55,398)
Plus:
Purchases	(252,909)	(355,433)	(312,085)
Others	16,732	30,425	24,423
Less:
Inventory balance at the end of the year	83,215	87,371	57,383
	(240,333)	(295,020)	(285,677)
Other operating expenses	Profit (loss)
Legal Claims and contingent liabilities	(21,971)	(57,247)	(98,358)
Rentals and internet capacity	(35,548)	(31,970)	(34,408)
Energy, water and other services	(127,751)	(103,267)	(109,235)
Postage, freight and travel expenses	(35,432)	(40,116)	(42,445)
Other	(24,269)	(19,824)	(17,004)
	(244,971)	(252,424)	(301,450)
Depreciation, amortization and impairment of Fixed Assets
Depreciation of PP&E	(1,217,258)	(1,446,267)	(1,644,158)
Amortization of intangible assets	(141,799)	(233,482)	(236,953)
Amortization of Rights of use assets	(241,685)	(190,450)	(179,884)
Impairment of Fixed Assets (*)	1,348	(833)	(2,035,760)
	(1,599,394)	(1,871,032)	(4,096,755)

(*)In 2022 includes $(2,017,275) million corresponding to the impairment of goodwill of the CGU Telecom.

Operating expenses, disclosed per function are as follows:

	Operating	Administration	Commercialization	Other	Total	Total	Total
Concept	costs	costs	costs	expenses	12.31.2024	12.31.2023	12.31.2022
Employee benefit expenses and severance payments	(670,974)	(259,285)	(318,374)	—	(1,248,633)	(1,366,399)	(1,510,799)
Interconnection costs and other telecommunication charges	(144,560)	—	—	—	(144,560)	(161,465)	(185,725)
Fees for services, maintenance, materials and supplies	(267,110)	(141,545)	(262,715)	—	(671,370)	(687,145)	(731,612)
Taxes and fees with the Regulatory Authority	(391,618)	(3,364)	(2,166)	—	(397,148)	(420,146)	(463,095)
Commissions and advertising	—	—	(283,237)	—	(283,237)	(320,316)	(365,292)
Cost of equipment	(240,333)	—	—	—	(240,333)	(295,020)	(285,677)
Programming and content costs	(291,518)	—	—	—	(291,518)	(308,550)	(378,320)
Bad debt expenses	—	—	(103,936)	—	(103,936)	(118,595)	(151,704)
Other operating expenses	(162,132)	(42,637)	(40,202)	—	(244,971)	(252,424)	(301,450)
Depreciation, amortization and impairment of Fixed Assets	(1,289,238)	(206,297)	(105,207)	1,348	(1,599,394)	(1,871,032)	(4,096,755)
Total as of 12.31.2024	(3,457,483)	(653,128)	(1,115,837)	1,348	(5,225,100)
Total as of 12.31.2023	(3,828,063)	(707,681)	(1,264,515)	(833)		(5,801,092)
Total as of 12.31.2022	(4,218,039)	(794,464)	(1,422,166)	(2,035,760)			(8,470,429)

Other leases

Future minimum lease payments of non-cancellable other lease agreements of Telecom and its subsidiaries as of December 31, 2024, 2023 and 2022 in currency on the transaction date are as follows:

	Less than		More than 5
	1 year	1‑5 years	years	Total
2024	7,706	11,471	6,230	25,407
2023	4,688	10,246	3,938	18,872
2022	5,399	1,100	—	6,499

Further information is provided in Note 3.k).